Asset Retirement Obligations - Schedule of Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligations [Line Items]
Balance, beginning of year	$ 96,698	$ 20,711
Additions and changes in estimates	(2,067)	73,252
Accretion expense	6,130	2,735
Balance, end of year	100,761	96,698
Oyu Tolgoi [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	92,022	14,933
Additions and changes in estimates	554	74,871
Accretion expense	5,664	2,218
Balance, end of year	98,240	92,022
SouthGobi [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	4,676	5,778
Additions and changes in estimates	(2,621)	(1,619)
Accretion expense	466	517
Balance, end of year	$ 2,521	$ 4,676